Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2012
Core Deposit Intangible Assets [Abstract]
CORE DEPOSIT INTANGIBLE ASSETS

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2012, with $706 thousand recorded as a result of the acquisition of two branches in Wooster, Ohio in 2011. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $140 thousand, $78 thousand and $63 thousand in 2012, 2011 and 2010, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2012	2011	2010
Gross carrying amount	$1,251	$1,251	$545
Accumulated amortization	(357)	(217)	(139)

Net carrying amount	$894	$1,034	$406

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2012 is as follows:

(Dollars in thousands)	Core deposit amortization
2013	$135
2014	129
2015	125
2016	121
2017	116
Thereafter	268

$894